UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

April 30, 2022

ZEGA ETFs

of

Tidal ETF Trust

ZEGA Buy and Hedge ETF
Ticker: ZHDG

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

ZEGA Buy and Hedge ETF

SHAREHOLDER LETTER (Unaudited)

Dear Shareholders,

When we developed the ZEGA Buy and Hedge ETF (the “Fund”) in 2021, our goal was to construct a portfolio that targets long-term equity returns via the S&P® 500 Index (the “S&P 500 Index”) while taking less risk.

There are two main steps in the process:

1) utilizing long call options on either the S&P 500 Index or the SPDR® S&P 500® ETF Trust that represent control of a commensurate notional value of equity exposure while limiting the equity losses to a -8% to -10% level over a 12-month period. At the same time targeting an upside capture of between 70% -75% over a 12-month period; and

2) building a portfolio of yield bearing securities to offset the cost of our long market exposure thus reducing our cost of hedging.

Call options are utilized due to the defined risk attribute thus putting a floor in the equity portion of the Fund.

At times hedges are instituted on all or part of the short-duration fixed income positions in the Fund’s portfolio and those positions may have gains or losses.

Performance Update

Since the Fund’s inception on July 6, 2021, we have seen the economic environment change. After a decades long period of benign inflation, in the wake of the global pandemic, supply chain disruption, and U.S. government stimulus, inflation surged to levels not seen since the 1980s.

In the period from inception on July 6th, 2021, to the end of 2021, the Fund gained as it participated with the S&P 500 Index and went on to make a new high. Commensurate with the goals of the Fund, it captured a portion of the upside after accounting for the cost of hedging.

As the market environment shifted, the S&P 500 Index sunk intraday into bear market territory (-20%) in mid-May 2022.

While corporate earnings on S&P 500 companies have risen in aggregate on a year-over-year basis, the multiple (forward price-to-earnings ratio1) declined as investors went through a re-rating of how much they would pay for future earnings.

In addition to the earnings recalibration, rising interest rates, along with the expectation of future rate hikes, contributed to this re-rating of future forecasted growth as well.

The Fund’s year-to-date total return was -12.60% from January 1, 2022, through the end of April (April 30, 2022) compared to its benchmark, the S&P 500 Index, which returned -12.90%.

The asset allocation in the Fund was designed to target a downside risk of -8% to -10% over a 1-year period. Since inception through April 30, 2022, the Fund has a total return of -7.01%. The Fund’s strategy performs best when equity markets go up or go down materially thus presenting the opportunity for rebalancing into options contracts at lower levels thus investing avoided losses.

During the past fiscal period, investors have experienced the drawdown and the cost of hedging to a point that is the least optimal environment for a hedged equity strategy.

The other contributing factor for the Fund was the negative effects of rising interest rates on the short-duration income yielding fixed income positions. This resulted in the yield portion of the Fund’s portfolio declining as interest rates increased.

While interest rates did result in a decline in the market value of bonds, due to the duration of the Fund’s portfolio averaging less than 2.5 years, the impact of rising rates was less impactful due to the lower duration.

The Fund’s hedges on the fixed income positions did offset some losses reducing overall drawdowns.

The Fund also utilized a strategy of writing options that are designed to replicate holding short-duration high yield. These are implemented within fixed risk parameters to limit losses should further pressure be put on short-duration high yield.

Due to retracements in fixed income pricing, the short put-spreads did not further reduce the cost of hedging in portfolios in the Fund.

With the declines in underlying stock indexes, the Fund experienced the negative effects of the cost of hedging plus a drawdown that did not significantly go beyond our hedging floor. This caused investors in the Fund to realize losses that were close to the losses over the same period in stock indexes.

A more optimal environment would see either equity declines much lower, which would mean reinvesting new long call options on the S&P 500 Index at even lower strike price levels. Alternatively, had stock indexes moved materially higher, thus capture potentially a good percentage of those moves.

1 Price-to-earnings ratio is the price per share divided by the earnings per share for a specific period.

2

ZEGA Buy and Hedge ETF

Looking Ahead

We believe investors in the Fund have already experienced much of the potential declines in the Fund’s portfolio.

Should markets continue to move lower, we feel portfolio rebalances in the Fund will provide opportunities to re-invest at lower levels in the S&P 500 Index. Since losses on the long-call representing the S&P 500 Index are limited to the premium paid, in instances where owning the calls produced less in loss compared to holding the S&P 500 Index ETF SPY, the difference (avoided loss) is utilized in rebalancing. As the Fund is rebalanced, we will be able to reset the call contracts at lower strike prices designed to participate in equity movements on a notional level commensurate with assets in the Fund.

The Fund will continue to collect coupon interest payments from the fixed income portion of the Fund’s portfolio during upcoming quarters.

The coupon interest payments and any capital appreciation in the short-duration high yield market will continue to provide an offset to the Fund’s cost of hedging. Defaults continue to remain low in this market and thus far, underlying companies appear to be stronger when compared with prior bear markets.

While multiples have contracted in equity markets, corporate earnings are still forecasted to increase along with net profit margins on the higher end of the past few decades.

Inflation’s rate of change appears to have peaked in the short-term while rate expectations via the 30-Day Fed Funds futures and 2-Year Treasury Yields have come off their highs seen in May 2022.

Headwinds for both equity and fixed income markets would include a reduction in earnings, or earnings expectations, inflation not peaking, and a more aggressive Federal Reserve Board.

For these reasons, we believe that investors should not try and time markets but remain invested in a hedged equity strategy on well diversified indexes while keeping the durations of the fixed income portions on the shorter end.

We feel this potentially gives investors the ability to seek growth, capture a good portion of the upside in the markets while helping to reduce the material downside should markets move lower.

This material must be preceded or accompanied by a prospectus.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling 833-415-4006.

Short-term performance is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. The Fund’s NAV is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the Fund was traded. The Fund intends to pay out dividends and interest income, if any, annually. There is no guarantee these distributions will be made.

The S&P 500 Index is a widely regarded index that measures the performance of 500 U.S. companies across 11 sectors.

Equity Market Risk. The equity securities underlying the Fund’s option investments may experience sudden, unpredictable drops in value or long periods of decline in value.

Derivatives Risk. The Fund invests in options, which are a form of derivative investment. Derivatives have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Fixed Income Securities Risk. The Fund may invest in fixed income securities directly or through ETFs or other investment companies. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest.

Non-Diversification Risk. Because the Fund is “nondiversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk. The Fund is a recently organized management investment company with limited operating history.

As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.

Distributed by Foreside Fund Services, LLC

SHAREHOLDER LETTER (Unaudited) (Continued)

3

ZEGA Buy and Hedge ETF

PERFORMANCE SUMMARY (Unaudited)

$12,000
$11,000
$10,000
$9,000
$8,000
7/6/21
7/31/21
8/31/21
9/30/21
10/31/21
11/30/21
12/31/21
1/31/22
2/28/22
3/31/22
4/30/22
ZEGA Buy and Hedge ETF - NAV
ZEGA Buy and Hedge ETF - Market
Bloomberg US Aggregate Bond Index
S&P 500® Total Return Index

Cumulative Returns for the Year Ended April 30, 2022:	Since Inception (07/06/2021)	Ending Values (04/30/2022)
ZEGA Buy and Hedge ETF - NAV	-7.01%	$9,299
ZEGA Buy and Hedge ETF - Market	-6.88%	$9,312
Bloomberg US Aggregate Bond Index	-9.89%	$9,011
S&P 500® Total Return Index	-3.81%	$9,619

This chart illustrates the performance of a hypothetical $10,000 investment made on July 6, 2021 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 415-4006. The Fund’s expense ratio is 1.02% (as of the Fund’s most recently filed Prospectus dated June 27, 2021.)

ZEGA Buy and Hedge ETF

4

PORTFOLIO ALLOCATION at April 30, 2022 (Unaudited)

Sector/Security Type	% of Net Assets
Consumer, Cyclical	23.9%
Consumer, Non-cyclical	13.1
Communications	12.4
Financial	11.8
Energy	11.3
Industrial	8.9
Purchased Options	7.1
Cash & Cash Equivalents(1)	6.6
Technology	4.6
Utilities	1.8
Basic Materials	0.9
Options Written	(2.4)
Total	100.0%

(1) Represents cash, short-term investments and other assets in excess of liabilities.

ZEGA Buy and Hedge ETF

5

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022

Principal Amount		Value
Corporate Bonds – 88.6%
Aerospace & Defense – 3.7%
	Bombardier, Inc.
$1,074,000	7.500%, 03/15/2025	$1,043,251
	F-Brasile SpA / F-Brasile US, LLC
408,000	7.375%, 08/15/2026	360,570
	Howmet Aerospace, Inc.
296,000	5.125%, 10/01/2024	301,557
	Rolls-Royce PLC
442,000	3.625%, 10/14/2025	416,041
	Spirit AeroSystems, Inc.
567,000	7.500%, 04/15/2025	576,126
	TransDigm, Inc.
508,000	8.000%, 12/15/2025	528,638
1,137,000	6.250%, 03/15/2026	1,134,005
		4,360,188
Airlines – 5.8%
	Air Canada
572,000	3.875%, 08/15/2026	529,540
	American Airlines, Inc.
1,646,000	11.750%, 07/15/2025	1,896,077
	American Airlines Inc./AAdvantage Loyalty IP Ltd.
1,925,000	5.500%, 04/20/2026	1,910,398
	Delta Air Lines, Inc.
249,000	3.800%, 04/19/2023	248,994
275,000	7.375%, 01/15/2026	293,197
	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
463,000	5.750%, 01/20/2026	450,129
	United Airlines, Inc.
1,466,000	4.375%, 04/15/2026	1,416,889
		6,745,224
Apparel – 0.8%
	Hanesbrands, Inc.
458,000	4.625%, 05/15/2024	457,995
449,000	4.875%, 05/15/2026	439,432
		897,427
Auto Manufacturers – 1.9%
	Aston Martin Capital Holdings Ltd.
429,000	10.500%, 11/30/2025	432,805
	Ford Motor Credit Co., LLC
448,000	3.087%, 01/09/2023	448,946
199,000	4.140%, 02/15/2023	198,747
199,000	4.375%, 08/06/2023	199,366
195,000	3.370%, 11/17/2023	192,319

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Auto Manufacturers – 1.9% (Continued)
$199,000	5.584%, 03/18/2024	$201,487
199,000	3.664%, 09/08/2024	192,792
195,000	2.300%, 02/10/2025	181,332
200,000	4.950%, 05/28/2027	195,016
		2,242,810
Auto Parts & Equipment – 0.5%
	Adient Global Holdings Ltd.
377,000	4.875%, 08/15/2026	336,799
	ZF North America Capital, Inc.
203,000	4.750%, 04/29/2025	198,683
		535,482
Banks – 1.6%
	Commerzbank AG
256,000	8.125%, 09/19/2023	266,677
	Deutsche Bank AG
495,000	4.500%, 04/01/2025	485,910
	Intesa Sanpaolo SpA
682,000	5.017%, 06/26/2024	667,752
469,000	5.710%, 01/15/2026	467,561
		1,887,900
Chemicals – 0.2%
	Rayonier AM Products, Inc.
199,000	7.625%, 01/15/2026	189,296

Commercial Services – 3.8%
	The ADT Security Corp.
199,000	4.125%, 06/15/2023	198,064
	Allied Universal Holdco LLC/Allied Universal Finance Corp.
1,087,000	6.625%, 07/15/2026	1,050,216
	Block, Inc.
296,000	2.750%, 06/01/2026	270,292
	IHS Markit Ltd.
273,000	3.625%, 05/01/2024	272,367
	North Queensland Export Terminal Property Ltd.
394,000	4.450%, 12/15/2022	381,953
	Prime Security Services Borrower LLC/Prime Finance, Inc.
1,038,000	5.750%, 04/15/2026	996,978
	Sabre GLBL, Inc.
1,074,000	9.250%, 04/15/2025	1,147,665
	WASH Multifamily Acquisition, Inc.
99,000	5.750%, 04/15/2026	96,427
		4,413,962

ZEGA Buy and Hedge ETF

6

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Computers – 2.2%
	Diebold Nixdorf, Inc.
$296,000	9.375%, 07/15/2025	$259,577
	Seagate HDD Cayman
199,000	4.750%, 06/01/2023	200,244
	Vericast Corp.
462,000	11.000%, 09/15/2026	433,994
	Western Digital Corp.
1,754,000	4.750%, 02/15/2026	1,743,212
		2,637,027
Cosmetics & Personal Care – 0.6%
	Avon Products, Inc.
249,000	6.500%, 03/15/2023(1)	257,730
	Coty, Inc.
472,000	5.000%, 04/15/2026	446,382
		704,112
Distribution & Wholesale – 0.2%
	Avient Corp.
249,000	5.750%, 05/15/2025	251,826

Diversified Financial Services – 4.0%
	Ally Financial, Inc.
495,000	5.750%, 11/20/2025	507,917
	Enact Holdings, Inc.
195,000	6.500%, 08/15/2025	194,910
	Global Aircraft Leasing Co. Ltd.
493,000	6.500%, 09/15/2024	425,824
	Navient Corp.
199,000	5.500%, 01/25/2023	200,248
455,000	6.125%, 03/25/2024	458,164
	OneMain Finance Corp.
249,000	5.625%, 03/15/2023	251,804
195,000	6.125%, 03/15/2024	195,962
1,233,000	6.875%, 03/15/2025	1,244,573
393,000	7.125%, 03/15/2026	398,596
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
465,000	2.875%, 10/15/2026	412,043
	United Wholesale Mortgage, LLC
442,000	5.500%, 11/15/2025	406,775
		4,696,816

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Electric – 1.0%
	Calpine Corp.
$184,000	5.250%, 06/01/2026	$181,921
	NextEra Energy Operating Partners L.P.
399,000	4.250%, 07/15/2024	396,011
	TransAlta Corp.
448,000	4.500%, 11/15/2022	448,468
	Vistra Operations Co., LLC
195,000	5.500%, 09/01/2026	194,805
		1,221,205
Electrical Components & Equipment – 0.9%
	WESCO Distribution, Inc.
1,054,000	7.125%, 06/15/2025	1,096,171

Energy – Alternate Sources – 0.2%
	TerraForm Power Operating, LLC
199,000	4.250%, 01/31/2023	199,501

Engineering & Construction – 0.4%
	Artera Services, LLC
454,000	9.033%, 12/04/2025	429,622

Entertainment – 3.8%
	Caesars Entertainment, Inc.
1,922,000	6.250%, 07/01/2025	1,945,352
	Caesars Resort Collection LLC/CRC Finco, Inc.
178,000	5.750%, 07/01/2025	181,977
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
249,000	5.500%, 05/01/2025	250,558
	International Game Technology PLC
541,000	6.500%, 02/15/2025	551,163
199,000	6.250%, 01/15/2027	202,292
	Mohegan Gaming & Entertainment
1,146,000	8.000%, 02/01/2026	1,012,348
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
348,000	7.750%, 04/15/2025	359,136
		4,502,826

ZEGA Buy and Hedge ETF

7

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Food – 1.1%
	Albertsons Companies, Inc./ Safeway, Inc./New Albertsons LP/Albertsons, LLC
$398,000	3.500%, 02/15/2023	$397,483
199,000	4.625%, 01/15/2027	186,608
	The Fresh Market, Inc.
199,000	9.750%, 05/01/2023	194,314
	Kraft Heinz Foods Co.
256,000	3.000%, 06/01/2026	245,130
	US Foods, Inc.
256,000	6.250%, 04/15/2025	263,360
		1,286,895
Food Service – 0.9%
	Aramark Services, Inc.
1,080,000	6.375%, 05/01/2025	1,101,389

Gas – 0.8%
	AmeriGas Partners LP/ AmeriGas Finance Corp.
394,000	5.625%, 05/20/2024	394,035
328,000	5.500%, 05/20/2025	323,512
	Rockpoint Gas Storage Canada Ltd.
199,000	7.000%, 03/31/2023	197,301
		914,848
Healthcare – Services – 5.4%
	CHS/Community Health Systems, Inc.
1,535,000	8.000%, 03/15/2026	1,588,763
	HCA, Inc.
349,000	5.875%, 05/01/2023	360,343
954,000	5.375%, 02/01/2025	981,248
444,000	5.875%, 02/15/2026	459,056
	Prime Healthcare Services, Inc.
523,000	7.250%, 11/01/2025	525,082
	RP Escrow Issuer, LLC
266,000	5.250%, 12/15/2025	247,747
	Select Medical Corp.
296,000	6.250%, 08/15/2026	294,262
	Tenet Healthcare Corp.
1,115,000	6.750%, 06/15/2023	1,148,490
661,000	4.625%, 07/15/2024	660,035
		6,265,026
Home Builders – 0.2%
	KB HOME
200,000	7.625%, 05/15/2023	205,267

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Housewares – 1.5%
	Newell Brands, Inc.
$199,000	4.100%, 04/01/2023(1)	$198,966
1,553,000	4.450%, 04/01/2026(1)	1,541,500
		1,740,466
Insurance – 1.0%
	Acrisure LLC/Acrisure Finance, Inc.
465,000	7.000%, 11/15/2025	453,382
	HUB International Ltd.
584,000	7.000%, 05/01/2026	578,703
	Radian Group, Inc.
199,000	4.500%, 10/01/2024	194,044
		1,226,129
Internet – 2.2%
	Millennium Escrow Corp.
442,000	6.625%, 08/01/2026	409,014
	Netflix, Inc.
1,015,000	5.875%, 02/15/2025	1,055,600
	Photo Holdings Merger Sub, Inc.
266,000	8.500%, 10/01/2026	246,410
	Uber Technologies, Inc.
545,000	7.500%, 05/15/2025	563,500
249,000	8.000%, 11/01/2026	261,080
		2,535,604
Investment Companies – 0.7%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
195,000	4.750%, 09/15/2024	190,858
468,000	6.375%, 12/15/2025	466,603
205,000	6.250%, 05/15/2026	203,608
		861,069
Iron & Steel – 0.2%
	Cleveland-Cliffs, Inc.
253,000	6.750%, 03/15/2026	265,327

Leisure Time – 4.1%
	Carnival Corp.
206,000	10.500%, 02/01/2026	226,853
1,208,000	7.625%, 03/01/2026	1,185,218
	Life Time, Inc.
1,078,000	5.750%, 01/15/2026	1,047,444
	NCL Corp. Ltd.
199,000	5.875%, 02/15/2027	189,961

ZEGA Buy and Hedge ETF

8

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Leisure Time – 4.1% (Continued)
	Royal Caribbean Cruises Ltd.
$464,000	10.875%, 06/01/2023	$486,061
199,000	9.125%, 06/15/2023	205,694
1,034,000	11.500%, 06/01/2025	1,125,355
	Viking Cruises Ltd.
256,000	13.000%, 05/15/2025	280,486
		4,747,072
Lodging – 2.3%
	Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp.
100,000	4.875%, 04/01/2027	99,761
	MGM China Holdings Ltd.
472,000	5.375%, 05/15/2024	442,656
	MGM Resorts International
314,000	6.000%, 03/15/2023	318,328
	Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.
1,447,000	5.500%, 03/01/2025	1,401,927
	Wynn Macau Ltd.
497,000	5.500%, 01/15/2026	426,853
		2,689,525
Machinery – Construction & Mining – 0.2%
	The Weir Group PLC
256,000	2.200%, 05/13/2026	232,129

Media – 3.7%
	AMC Networks, Inc.
363,000	4.750%, 08/01/2025	350,957
	Diamond Sports Group LLC/Diamond Sports Finance Co.
832,000	5.375%, 08/15/2026	212,289
	DISH DBS Corp.
1,811,000	5.875%, 07/15/2022	1,815,474
199,000	5.000%, 03/15/2023	197,400
312,000	5.875%, 11/15/2024	303,028
	Radiate Holdco LLC/ Radiate Finance, Inc.
473,000	4.500%, 09/15/2026	436,257
	Sirius XM Radio, Inc.
478,000	3.125%, 09/01/2026	440,900
	Univision Communications, Inc.
606,000	5.125%, 02/15/2025	596,183
		4,352,488

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Mining – 0.5%
	Arconic Corp.
$100,000	6.000%, 05/15/2025	$100,591
	FMG Resources August 2006 Property Ltd.
256,000	5.125%, 05/15/2024	258,888
	Novelis Corp.
199,000	3.250%, 11/15/2026	181,815
		541,294
Miscellaneous Manufacturers – 0.3%
	FXI Holdings, Inc.
410,000	7.875%, 11/01/2024	404,711

Office & Business Equipment – 0.2%
	Xerox Corp.
199,000	4.625%, 03/15/2023(1)	199,245

Oil & Gas – 4.9%
	CrownRock LP/CrownRock Finance, Inc.
260,000	5.625%, 10/15/2025	260,319
	Endeavor Energy Resources LP/ EER Finance, Inc.
256,000	6.625%, 07/15/2025	263,062
	EQT Corp.
296,000	6.625%, 02/01/2025(1)	308,180
	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
195,000	6.000%, 08/01/2026	195,227
	Matador Resources Co.
454,000	5.875%, 09/15/2026	446,316
	MEG Energy Corp.
199,000	7.125%, 02/01/2027	202,452
	Nabors Industries Ltd.
480,000	7.250%, 01/15/2026	469,750
	Neptune Energy Bondco PLC
266,000	6.625%, 05/15/2025	264,009
	Occidental Petroleum Corp.
1,980,000	2.900%, 08/15/2024	1,937,974
	Ovintiv Exploration, Inc.
439,000	5.625%, 07/01/2024	456,806
	PBF Holding Co LLC/PBF Finance Corp.
602,000	9.250%, 05/15/2025	624,951
	Range Resources Corp.
266,000	5.000%, 03/15/2023	267,019
		5,696,065

ZEGA Buy and Hedge ETF

9

The accompanying notes are an integral part of these financial statements.

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Oil & Gas Services – 2.3%
	TechnipFMC PLC
$1,144,000	6.500%, 02/01/2026	$1,185,321
	USA Compression Partners LP/ USA Compression Finance Corp.
375,000	6.875%, 04/01/2026	367,997
	Weatherford International Ltd.
1,066,000	11.000%, 12/01/2024	1,099,510
		2,652,828
Packaging & Containers – 2.9%
	Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc.
467,000	4.125%, 08/15/2026	432,449
	Ball Corp.
398,000	4.000%, 11/15/2023	397,514
445,000	4.875%, 03/15/2026	446,640
	LABL, Inc.
266,000	6.750%, 07/15/2026	256,319
	Mauser Packaging Solutions Holding Co.
1,584,000	5.500%, 04/15/2024	1,547,354
	Trivium Packaging Finance BV
350,000	5.500%, 08/15/2026	338,674
		3,418,950
Pharmaceuticals – 2.3%
	Bausch Health Americas, Inc.
214,000	9.250%, 04/01/2026	212,684
	Bausch Health Companies, Inc.
655,000	6.125%, 04/15/2025	657,866
888,000	5.500%, 11/01/2025	860,800
336,000	9.000%, 12/15/2025	337,680
	Perrigo Finance Unlimited Co.
641,000	3.900%, 12/15/2024	631,727
		2,700,757
Pipelines – 4.0%
	Buckeye Partners LP
410,000	4.125%, 03/01/2025	393,588
	DCP Midstream Operating LP
249,000	3.875%, 03/15/2023	248,461
	EnLink Midstream Partners LP
249,000	4.400%, 04/01/2024	246,186
	EQM Midstream Partners LP
199,000	4.750%, 07/15/2023	198,266
404,000	6.000%, 07/01/2025	400,873
	Hess Midstream Operations LP
195,000	5.625%, 02/15/2026	195,247

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Pipelines – 4.0% (Continued)
	New Fortress Energy, Inc.
$1,138,000	6.750%, 09/15/2025	$1,120,219
	NGL Energy Operating LLC/NGL Energy Finance Corp.
1,551,000	7.500%, 02/01/2026	1,461,499
	PBF Logistics LP/PBF Logistics Finance Corp.
195,000	6.875%, 05/15/2023	194,789
	Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp.
199,000	7.500%, 10/01/2025	203,468
		4,662,596
Real Estate Investment Trusts (REITs) – 4.4%
	Blackstone Mortgage Trust, Inc.
100,000	3.750%, 01/15/2027	91,377
	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
203,000	5.750%, 05/15/2026	196,920
	Diversified Healthcare Trust
515,000	9.750%, 06/15/2025	540,485
	EPR Properties
99,000	4.500%, 06/01/2027	95,467
	iStar, Inc.
442,000	4.250%, 08/01/2025	424,740
	MPT Operating Partnership LP/ MPT Finance Corp.
195,000	5.250%, 08/01/2026	195,513
	SBA Communications Corp.
199,000	3.875%, 02/15/2027	189,090
	Service Properties Trust
448,000	5.000%, 08/15/2022	446,749
437,000	7.500%, 09/15/2025	436,729
	Starwood Property Trust, Inc.
99,000	3.625%, 07/15/2026	90,446
	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital, LLC
1,923,000	7.875%, 02/15/2025	1,959,980
	VICI Properties, Inc.
225,000	4.625%, 06/15/2025	234,174
	VICI Properties LP/VICI Note Co., Inc.
203,000	4.250%, 12/01/2026	192,600
		5,094,270

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

ZEGA Buy and Hedge ETF

10

The accompanying notes are an integral part of these financial statements.

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Retail – 1.9%
	Penske Automotive Group, Inc.
$99,000	3.500%, 09/01/2025	$95,663
	QVC, Inc.
363,000	4.375%, 03/15/2023	363,437
	Specialty Building Products Holdings LLC/SBP Finance Corp.
296,000	6.375%, 09/30/2026	290,931
	Staples, Inc.
1,498,000	7.500%, 04/15/2026	1,432,973
	Suburban Propane Partners LP/ Suburban Energy Finance Corp.
99,000	5.875%, 03/01/2027	99,123
		2,282,127
Software – 2.1%
	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
1,238,000	5.750%, 03/01/2025	1,236,471
	Veritas US, Inc./Veritas Bermuda Ltd.
1,450,000	7.500%, 09/01/2025	1,280,096
		2,516,567
Telecommunications – 6.5%
	CommScope, Inc.
1,576,000	6.000%, 03/01/2026	1,489,162
	CommScope Technologies, LLC
478,000	6.000%, 06/15/2025	416,458
	Connect Finco SARL/ Connect US Finco, LLC
363,000	6.750%, 10/01/2026	353,440
	Hughes Satellite Systems Corp.
408,000	5.250%, 08/01/2026	397,298
	Iliad Holding SASU
256,000	6.500%, 10/15/2026	246,359
	Level 3 Financing, Inc.
205,000	5.375%, 05/01/2025	203,475
	Lumen Technologies, Inc.
617,000	7.500%, 04/01/2024	635,202
	Quebecor Media, Inc.
199,000	5.750%, 01/15/2023	201,461
	Sprint Communications, Inc.
1,188,000	6.000%, 11/15/2022	1,207,347
	Sprint Corp.
971,000	7.875%, 09/15/2023	1,014,738
705,000	7.125%, 06/15/2024	742,925
	Telecom Italia SpA/Milano
451,000	5.303%, 05/30/2024	443,074
	T-Mobile USA, Inc.
296,000	2.625%, 04/15/2026	275,576
		7,626,515

Principal Amount		Value
Corporate Bonds – 88.6% (Continued)
Transportation – 0.2%
	XPO Logistics, Inc.
$204,000	6.250%, 05/01/2025	$208,837

Trucking & Leasing – 0.2%
	Fortress Transportation and Infrastructure Investors, LLC
256,000	6.500%, 10/01/2025	244,325
Total Corporate Bonds
(Cost $108,675,513)		103,683,716

Contracts		Notional Amount	Value
Purchased Options – 7.1%
Call Options – 3.9%
	SPDR S&P 500 ETF Trust
600	Expiration: 09/16/2022, Strike Price: $425	24,720,000	1,108,700
500	Expiration: 09/16/2022, Strike Price: $445	20,600,000	480,317
130	Expiration: 01/20/2023, Strike Price: $435	5,356,000	292,568
2,800	Expiration: 01/20/2023, Strike Price: $490	115,360,000	1,360,527
20	Expiration: 03/17/2023, Strike Price: $430	824,000	59,180
600	Expiration: 03/17/2023, Strike Price: $455	24,720,000	1,018,832
17	Expiration: 06/16/2023, Strike Price: $440	700,400	51,697
50	Expiration: 06/16/2023, Strike Price: $445	2,060,000	132,855
18	Expiration: 01/19/2024, Strike Price: $475	741,600	44,604
			4,549,280
Put Options – 3.2%
	iShares iBoxx High Yield Corporate Bond ETF
2,000	Expiration: 05/20/2022, Strike Price: $77(2)	15,706,000	166,000
2,000	Expiration: 06/17/2022, Strike Price: $75(2)	15,706,000	176,000
5,573	Expiration: 01/20/2023, Strike Price: $81(2)	43,764,769	3,421,822
			3,763,822
Total Purchased Options
(Cost $10,692,737)			8,313,102

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

ZEGA Buy and Hedge ETF

11

The accompanying notes are an integral part of these financial statements.

Shares		Value
SHORT-TERM INVESTMENTS – 4.8%
Money Market Funds – 4.8%
449,600	Dreyfus Cash Management, 0.010%(3)	$449,599
5,150,296	First American Government Obligations Fund - Class X, 0.022%(3)	5,150,296
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,599,895)		5,599,895

Total Investments in Securities – 100.5%
(Cost $124,968,145)		117,596,713
Liabilities in Excess of Other Assets – (0.5)%		(611,540)
Total Net Assets – 100.0%		$116,985,173

Percentages are stated as a percent of net assets.

(1) Step-up bond; the interest rate shown is the rate in effect as of April 30, 2022.

(2) Held in connection with a written option contract. See the Written Options for further information.

(3) The rate quoted is the annualized seven-day effective yield as of April 30, 2022.

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

ZEGA Buy and Hedge ETF

12

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN at April 30, 2022

	Contracts(1)	Notional Amount	Value
Put Options Written - 2.4%
iShares iBoxx High Yield Corporate Bond ETF
Expiration: 05/20/2022, Strike Price: $80	2,000	$15,706,000	$450,000
Expiration: 06/17/2022, Strike Price: $80	2,000	15,706,000	568,000
Expiration: 01/20/2023, Strike Price: $75	5,573	43,764,769	1,749,922
Total Put Options Written
(Premiums $1,556,476)			$2,767,922

Percentages are stated as a percent of net assets.

(1) 100 shares per contract.

ZEGA Buy and Hedge ETF

13

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2022

Assets:
Investments in securities, at value (Cost $124,968,145) (Note 2)	$117,596,713
Collateral at broker for options written	1,563,350
Receivables:
Interest	1,588,960
Investment securities sold	2,278,444
Other assets	22,160
Total assets	123,049,627

Liabilities:
Options written (Premiums $1,556,476) (Note 2)	2,767,922
Payables:
Fund shares redeemed	2,293,675
Investment securities purchased	910,604
Management fees (Note 4)	92,253
Total liabilities	6,064,454
Net Assets	$116,985,173

Components of Net Assets:
Paid-in capital	$128,298,663
Total distributable (accumulated) earnings (losses)	(11,313,490)
Net assets	$116,985,173

Net Asset Value (unlimited shares authorized):
Net assets	$116,985,173
Shares of beneficial interest issued and outstanding	6,375,000
Net asset value	$18.35

ZEGA Buy and Hedge ETF

14

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Period Ended April 30, 2022(1)

Investment Income:
Interest income	$2,094,205
Dividend income	106,557
Total investment income	2,200,762

Expenses:
Management fees (Note 4)	687,157
Net expenses	687,157
Net investment income (loss)	1,513,605

Realized and Unrealized Gain (Loss) on Investments and Options Written:
Net realized gain (loss) on:
Investments	(2,776,431)
Options written	(94,846)
Change in net unrealized appreciation/depreciation on:
Investments	(7,371,432)
Options written	(1,211,446)
Net realized and unrealized gain (loss) on investments, and options written	(11,454,155)
Net increase (decrease) in net assets resulting from operations	$(9,940,550)

(1) The Fund commenced operations on July 6, 2021. The information presented is from July 6, 2021 to April 30, 2022.

ZEGA Buy and Hedge ETF

15

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2022(1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,513,605
Net realized gain (loss) on investments and options written	(2,871,277)
Change in net unrealized appreciation/depreciation on investments and written options	(8,582,878)
Net increase (decrease) in net assets resulting from operations	(9,940,550)

Distributions to Shareholders:
Net distributions to shareholders	(1,393,000)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	128,318,723
Total increase (decrease) in net assets	116,985,173

Net Assets:
Beginning of period	—
End of period	$116,985,173

(1) The Fund commenced operations on July 6, 2021. The information presented is from July 6, 2021 to April 30, 2022.

(2) Summary of share transactions is as follows:

	Period Ended April 30, 2022(1)
	Shares	Value
Shares sold	6,800,000	$136,689,953
Shares redeemed	(425,000)	(8,371,230)
Net increase (decrease)	6,375,000	$128,318,723

ZEGA Buy and Hedge ETF

16

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended April 30, 2022(1)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.34
Net realized and unrealized gain (loss) on investments	(1.71)
Total from investment operations	(1.37)

Less Distributions:
From net investment income	(0.28)
Total distributions	(0.28)

Net asset value, end of period	$18.35
Total return(3)(4)	(7.01)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$117.0
Portfolio turnover rate(3)(5)	107%
Ratio of expenses to average net assets(6)	0.95%
Ratio of net investment income (loss) to average net assets(6)	2.09%

(1) The Fund commenced operations on July 6, 2021. The information presented is from July 6, 2021 to April 30, 2022.

(2) Calculated using average shares outstanding method.

(3) Not annualized.

(4) The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5) Excludes the impact of in-kind transactions.

(6) Annualized.

17

ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS April 30, 2022

NOTE 1 – ORGANIZATION

The ZEGA Buy and Hedge ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on July 6, 2021.

The investment objective of the Fund is to seek long-term capital appreciation while mitigating overall market risk.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

The Sub-Administrator will obtain prices of certain debt and fixed income investments from Independent Pricing Agents each Business Day. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors or from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Money market funds are valued at net asset value.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX

18

ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities (listed above).

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds(1)	$—	$103,683,716	$—	$103,683,716
Purchased Options	3,919,303	4,393,799	—	8,313,102
Short-Term Investments	5,599,895	—	—	5,599,895
Total Investments in Securities	$9,519,198	$108,077,515	$—	$117,596,713
Options Written	Level 1	Level 2	Level 3	Total
Options Written	$2,767,922	$—	$—	$2,767,922
Total Options Written	$2,767,922	$—	$—	$2,767,922

(1) See Schedule of Investments for the industry breakout.

B.Derivative Investments. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”). In the event the underlying asset declines in value, the value of a call option will generally decrease (and may end up worthless) and the value of a put option will generally increase. In the event the underlying asset appreciates in value, the value of a call option will generally increase, and the value of a put option will generally decrease (and may end up worthless). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Sub-Adviser

19

ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

may “ladder” the Fund’s S&P 500 option positions. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable financial environment, as well as creating more opportunities to roll hedges and secure gains during extended periods of market appreciation.

The Sub-Adviser will ladder the Fund’s S&P 500 option positions by investing in options with multiple expiration dates over a 12-month period using at least two intervals or “rungs.” By regularly rebuilding each ladder rung as options expire the Sub-Adviser will seek to achieve additional equity exposure as markets experience reduced prices (essentially buying on dips) or realize gains as market prices increase and as hedged positions are reestablished at higher levels.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities and stock indices. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2022, the Fund’s monthly average quantity and notional value are described below:

	Average Contracts	Average Notional Amount
Purchased Options	9,549	$171,094,339
FLEX Options	1,610	65,063,170
Options Written	7,102	61,031,056

The following table shows the effects of derivative instruments on the financial statements:

Statement of Assets and Liabilities

Fair value of derivative instruments as of April 30, 2022:

Instrument	Asset Derivatives as of April 30, 2022		Liability Derivatives as of April 30, 2022
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts – Call and Put Options Purchased	Investments in Securities, at Value	$8,313,102	—	$ —
Equity Contracts – Put Options Written	—	$ —	Options Written	$2,767,922

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2022:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts – Call and Put Options Purchased	Net Realized Gain (Loss) on Investments	$(2,574,100)	$(2,379,635)
Equity Contracts – Put Options Written	Net Realized Gain (Loss) on Options Written	$ (94,846)	$(1,211,446)

20

ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

C.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of April 30, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind. For the period ended April 30, 2022, the following adjustments were made:

Paid-In Capital	Total Distributed (Accumulated) Earnings (Losses)
$(20,060)	$20,060

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ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

During the period ended April 30, 2022, the Fund realized $20,060 in net capital losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such transactions are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated losses to paid-in capital.

K.Recently Issued Accounting Pronouncements. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently assessing the potential impact of the new rule on the Fund’s financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Associated Risks of Investing in Derivatives. The Fund invests in options, which are a form of derivative investment. Derivatives have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders. The Fund’s transactions in derivatives may result in the Fund realizing more short term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

B.Options Risk. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, may reduce the Fund’s ability to achieve returns equal to the underlying asset. This means that if the underlying asset price changes, the Fund may not benefit to the same extent or at the same rate as the underlying asset price changed. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying index or reference asset or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

C.Credit Risk. An issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is

22

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.

D.Equity Markets Risk. The equity securities underlying the Fund’s option investments may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

E.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

F.Fixed Income Securities Risk. The Fund may invest in fixed income securities directly or through ETFs or other investment companies. Fixed income securities are subject to interest rate risk (discussed further herein), call risk, prepayment and extension risk, credit risk (discussed further herein), and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

G.High Yield Securities Risk. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a

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ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

H.FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

I.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

J.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

ZEGA Financial, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Fund’s unitary fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below) which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including

24

ZEGA Buy and Hedge ETF

regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $124,526,007 and $87,685,051, respectively.

For the period ended April 30, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended April 30, 2022, in-kind transactions associated with creations and redemptions for the Fund were $71,528,000 and $2,780,397, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended April 30, 2022 was as follows:

Distributions paid from:	April 30, 2022
Ordinary income	$1,393,000

As of April 30, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

April 30, 2022
Cost of investments(1)	$125,024,727
Gross tax unrealized appreciation	$1,795,066
Gross tax unrealized depreciation	(10,434,526)
Net tax unrealized appreciation (depreciation)	(8,639,460)
Undistributed ordinary income (loss)	120,605
Undistributed long-term capital gain (loss)	—
Total distributable earnings	120,605
Other accumulated gain (loss)	(2,794,635)
Total accumulated gain (loss)	$(11,313,490)

(1) The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after April 30, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended April 30, 2022, the Fund had no later year losses. As of the most recent fiscal period ended April 30, 2022, the Fund had short-term capital loss carryovers of $2,794,635, which do not expire.

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

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ZEGA Buy and Hedge ETF

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective May 26, 2022, the Fund was approved to the Trust’s umbrella line of credit.

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ZEGA Buy and Hedge ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders ZEGA Buy and Hedge ETF and
Board of Trustees of Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of ZEGA Buy and Hedge ETF (the “Fund”), a series of Tidal ETF Trust, as of April 30, 2022, the related statements of operations and changes in net assets and the financial highlights for the period from July 6, 2021 (commencement of operations) to April 30, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Toroso Investments, LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 28, 2022

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ZEGA Buy and Hedge ETF

EXPENSE EXAMPLE For the Six Months Ended April 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 1, 2021 to April 30, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period November 1, 2021 – April 30, 2022(1)
Actual	$ 1,000.00	$ 899.20	$ 4.47
Hypothetical (5% annual return before expenses)	1,000.00	1,020.08	4.76

(1) Expenses are equal to the Fund’s annualized net expense ratio for the most recent six month period of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six month period).

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ZEGA Buy and Hedge ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the ZEGA Buy and Hedge ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

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ZEGA Buy and Hedge ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016–2018).	30	None
Dusko Culafic c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	30	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1966	Trustee	Indefinite term; since 2018	Executive Vice President - Head of Capital Markets & Corporate Development, Credijusto (financial technology company) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	30	None
Interested Trustee and Executive Officer
Eric W. Falkeis(2) c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).	30

Tidal ETF Trust II (since 2022); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).

30

ZEGA Buy and Hedge ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021

Senior Compliance Advisor, Cipperman Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1) All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

31

ZEGA Buy and Hedge ETF

ADDITIONAL INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended April 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the period ended April 30, 2022 was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended April 30, 2022 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended April 30, 2022 was 0.00%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 415-4006 or by accessing the Fund’s website at www.zegaetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 will be available upon request without charge by calling (833) 415-4006 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.zegaetfs.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 415-4006. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.zegaetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 415-4006. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.zegaetfs.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
ZEGA Financial, LLC
777 Flagler Drive, Suite 800, West Tower
West Palm Beach, Florida 33401

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
ZEGA Buy and Hedge ETF	ZHDG	886364660

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Zega Buy and Hedge ETF

FYE 04/30/2022
Audit Fees	$13,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 04/30/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two year.

Non-Audit Related Fees	FYE 04/30/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Tidal ETF Trust

By (Signature and Title)

/s/ Eric W. Falkeis

     Eric W. Falkeis, President/Principal Executive Officer

Date

July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Eric W. Falkeis

      Eric W. Falkeis, President/Principal Executive Officer

Date

July 6, 2022

By (Signature and Title)*

/s/ Daniel H. Carlson

    Daniel H. Carlson, Treasurer/Principal Financial Officer

Date

July 7, 2022

* Print the name and title of each signing officer under his or her signature.